Goodwill and Intangible Assets - Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013		Jan. 28, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 184,127	$ 184,421		$ 185,362
Accumulated Amortization	(13,075)	(12,863)		(11,742)
Foreign Currency Translation	343	364		358
Net Book Value	171,395	171,922		173,978
Core technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,580	6,580		6,580
Accumulated Amortization	(6,470)	(6,141)		(4,825)
Foreign Currency Translation
Net Book Value	110	439		1,755
Useful Life	5 years	5 years		5 years
Fair market write-up [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,443	10,737		11,988
Accumulated Amortization	(8,466)	(8,511)		(8,365)
Foreign Currency Translation	47	48		48
Net Book Value	2,024	2,274		3,671
Fair market write-down [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	(2,591)	(2,591)		(2,591)
Accumulated Amortization	1,861	1,789		1,448
Foreign Currency Translation
Net Book Value	(730) [1]	(802)	[2]	(1,143)	[2]
Total intangible assets subject to amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,432	14,726		15,977
Accumulated Amortization	(13,075)	(12,863)		(11,742)
Foreign Currency Translation	47	48		48
Net Book Value	1,404	1,911		4,283
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	122,285	122,285		122,285
Accumulated Amortization
Foreign Currency Translation	296	316		310
Net Book Value	122,581	122,601		122,595
Trademarks and domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	47,410	47,410		47,100
Accumulated Amortization
Foreign Currency Translation
Net Book Value	$ 47,410	$ 47,410		$ 47,100

[1]	The fair market write-down of leases is included in other long-term obligations on the condensed consolidated balance sheets.
[2]	The fair market write-down of leases is included in other long-term obligations on the consolidated balance sheets.